Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

PIPE Notes and Warrants

Data Knights issued and sold PIPE Notes in connection with the Business Combination, which are convertible into shares of Common Stock. Total proceeds raised from the PIPE Notes were $1.5 million, of which $1.0 million was with related party investors.

In connection with the issuance of the PIPE Notes, the Company also issued a total of 95,744 shares of PIPE Warrants, of which 63,829 shares were issued to the same related party investors.

Shareholder Loans

In addition to the convertible shareholder loans described in Note 5, the Company also issued $0.7 million in non-convertible shareholder loans with related party investors during 2023 and 2024. These loans bear an interest rate of 8.0% with a maturity date one year from issuance. The following table summarizes shareholder loans outstanding for the periods presented (in thousands):

	As of
	March 31, 2025	December 31, 2024
Shareholder loans – nonconvertible	$654	$654
Shareholder loans – convertible	1,600	1,600
Accrued interest	78	65
Total loan – related party	$2,332	$2,319

Loan Extensions

The Company assumed Data Knights’ liabilities, which included existing loan extensions to related parties. The loan extensions were to be either repaid in cash or, at the option of the lender, exchanged for a fixed amount of Common Stock at a price of $10.00 per share upon the closing of a business combination or a similar event. At the closing of the Business Combination, all lenders provided notice to have their loans converted into shares upon the filing of a registration statement on Form S-1 with the SEC. As of March 31, 2025 and December 31, 2024, a registration statement has not yet been declared effective by the SEC, and a balance of $3.0 million remains outstanding on the Company’s condensed consolidated balance sheets.

14. Related Party Transactions

PIPE Notes and Warrants

As disclosed in Note 3 and Note 7, Data Knights issued and sold PIPE Notes in connection with the Business Combination, which are convertible into shares of the Company’s Common Stock. Total proceeds raised from the PIPE Notes were $1.5 million, of which $1.0 million were with related party investors. Refer to Note 3 and Note 7 for additional details on the terms of the PIPE Notes.

In connection with the issuance of the PIPE Notes, the Company also issued a total of 95,744 shares of PIPE Warrants, of which 63,829 shares were issued to the same related party investors. Refer to Note 12 for additional details on the terms of the PIPE Warrants.

Convertible Promissory Notes and Warrants

From 2019 to 2023, the Company issued various Convertible Promissory Notes to related party investors. Total gross proceeds raised from Convertible Promissory Notes with related parties was $12.3 million (out of $14.2 million total). In connection with the issuance of the Convertible Promissory Notes, the Company also issued 2,976,000 shares of Convertible Note Warrants to the same related parties (out of 3,726,000 total). Refer to Note 7 and Note 12 for additional details on the terms of the Convertible Promissory Notes and Convertible Promissory Note Warrants, respectively.

The Closing of the Business Combination triggered the conversion of all Convertible Promissory Notes into shares of Common Stock of the Company, as disclosed in Note 3.

Shareholder Loans

In addition to the convertible shareholder loans described in Note 7, the Company also entered into non-convertible shareholder loans with two related party investors for aggregate gross proceeds of $0.4 million and $1.0 million during the years ended December 31, 2024 and 2023, respectively. These non-convertible shareholder loans bear interest at a rate of 8.0% and mature one year after the commencement date of each agreement. There are no financial or non-financial covenants associated with the shareholder loans.

On November 7, 2023, in connection with the Business Combination, one of the shareholder loans for $0.5 million was converted into a PIPE Note equal to the amount of principal and interest outstanding at the time of Closing. The Company accounted for the exchange as an extinguishment whereby the shareholder loan was written off and a separate PIPE Note was recorded at fair value, as disclosed in Note 7. The extinguishment had no impact on the Company’s consolidated statements of operations for the year ended December 31, 2023.

In June and July 2024, the Company made payments of $0.1 million to partially repay the outstanding non-convertible shareholder loan balance. The following table summarizes shareholder loans outstanding for the periods presented (in thousands):

	As of
	December 31, 2024	December 31, 2023
Shareholder loans – nonconvertible	$654	$454
Shareholder loans – convertible	1,600	-
Accrued interest	65	11
Total loan – related party	$2,319	$465

Loan Extensions

As disclosed in Note 3, the Company assumed Data Knights’ liabilities, which included existing loan extensions to related parties. Refer to Note 3 for details on the loan extensions recorded on the Company’s consolidated balance sheets as of December 31, 2024 and 2023.